Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year		₨ 2,350	₨ 1,997
Employer contributions		885	496
Interest on plan assets		141	111
Re-measurements due to:
Return on plan assets excluding interest on plan assets		62	43
Benefits paid		(344)	(293)
Assets (transferred)	[1]	(1)	(4)
Plan assets at the end of the year		₨ 3,093	₨ 2,350

[1]	Assets transferred: During the year ended March 31, 2023, an amount of Rs.(1) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries. During the year ended March 31, 2022, an amount of Rs.(4) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.